Sales (Tables)	6 Months Ended
Jun. 30, 2016
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales	Sales to single customers exceeding 10% of sales:
	Six-month period ended June 30,
	2016	2015
	US$ thousands

Customer “A”	9,667	6,770
Customer “B”	6,382	*